Taxation - Schedule of Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
(Loss) profit before income taxes	$ (5,520,864)	$ 24,681,499	$ 16,341,589
PRC statutory EIT rate	25.00%	25.00%	25.00%
Income tax (benefit) expenses computed at statutory EIT rate	$ (1,380,216)	$ 6,170,375	$ 4,085,397
Valuation allowance		2,505	7,904
Effect of tax holidays	1,887,196	(5,617,858)	(1,640,885)
Temporary difference	1,586,726
Permanent difference	356,070	78,293	406
Income tax (benefit) expense	$ (1,702,127)	$ 633,315	$ 2,452,822